SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Jun. 27, 2022	May 17, 2022	Nov. 12, 2021	Oct. 15, 2021	May 20, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
At-the-Market Offering Agreement
Disclosure of classes of share capital [line items]
Number of shares issued			88,461,538		40,250,000
Gross Proceeds From Issuing of Shares			$ 23.0		$ 16.1
Share price.			0.26%		0.40%
Percentage of Commission Paid On Gross Proceeds			6		6
Proceeds from issuing shares			$ 21.4		$ 14.7	$ 0.1
Purchase price				$ 25.0
Prior Period At-the-Market Offering Agreement
Disclosure of classes of share capital [line items]
Number of shares issued			88,461,538
Gross Proceeds From Issuing of Shares			$ 21.4
Share price.			0.26%
Purchase price				25.0
Maximum | At-the-Market Offering Agreement
Disclosure of classes of share capital [line items]
Purchase price				$ 25.0
Maximum | Prior Period At-the-Market Offering Agreement
Disclosure of classes of share capital [line items]
Gross Proceeds From Issuing of Shares			$ 23.0
Omnibus Plan [Member]
Disclosure of classes of share capital [line items]
Duration in which options will cease to be exercisable							3 months
Omnibus Plan [Member] | Maximum
Disclosure of classes of share capital [line items]
Expiry duration							10 years
Plan 2016 [Member]
Disclosure of classes of share capital [line items]
Duration in which options will cease to be exercisable							90 days
Plan 2016 [Member] | Maximum
Disclosure of classes of share capital [line items]
Outstanding common stock (as a percentage)							10.00%
Duration in which options will cease to be exercisable							5 years
Percentage limit an employee can own of outstanding shares							5.00%
Ordinary shares [member] | At-the-Market Offering Agreement
Disclosure of classes of share capital [line items]
Number of shares issued						175,827	175,827
Ordinary shares [member] | Omnibus Plan [Member] | Maximum
Disclosure of classes of share capital [line items]
Outstanding common stock (as a percentage)							8.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued						0	0
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants, grants in period, exercise price							$ 1.317
Warrants issued	3,428,032	6,321,695					9,749,727
Restricted Share Units and Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees							$ 1.1	$ 1.8
Performance Share Units [Member] | Maximum
Disclosure of classes of share capital [line items]
Vesting period							3 years
Percentage Of Units Vested							200.00%
Performance Share Units [Member] | Minimum
Disclosure of classes of share capital [line items]
Percentage Of Units Vested							0.00%